Discontinued Operations (Details) - Schedule of assets and liabilities - Discontinued Operations [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Major classes of liabilities
Accounts payable	$ 2,608	$ 3,408
Accrued course expenses	593	472
Other accrued expenses	539	619
Total major classes of liabilities - discontinued operations	$ 3,740	$ 4,499